Note 15 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying value at	Fair value measurements
	December 31, 2015	Level 1	Level 2	Level 3

Contingent consideration liability	$3,316	$-	$-	$3,316

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
Balance, December 31, 2014	$6,095
Amounts recognized on acquisitions	4,544
Fair value adjustments	39
Resolved and settled in cash	(7,172)
Other	(190)
Balance, December 31, 2015	$3,316

Less: current portion	$2,206
Non-current portion	$1,110

Fair Value, by Balance Sheet Grouping [Table Text Block]
	2015		2014
	Carrying amount	Fair value	Carrying amount	Fair value

Other receivables	$3,833	$3,833	$4,581	$4,581
Long-term debt	201,199	216,788	n/a	n/a